Note 5 - Inventory (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Write-down	$ 206,000	$ 948,000
Write-off of Accumulated Inventory Overhead Costs	65,000
Non-cash Inventory Write-off	112,000
Inventory Adjustments			$ 5,000